Share Capital and Share Premium - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 708,333	$ 3,928	$ 3,928
Issuance of ordinary shares for initial public offering, net of issuance costs		450,085	450,085
Issuance of ordinary shares for conversion of preferred shares			240,434
Issuance of ordinary shares relating to private placement for Genscript		12,000	12,000
Issuance of ordinary shares for an institutional investor	218,300
Exercise of share option	3,280		1,886
Vesting of RSU	200
Ending balance	930,113		708,333
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	27	20	20
Issuance of ordinary shares for initial public offering, net of issuance costs			4
Issuance of ordinary shares for conversion of preferred shares			2
Issuance of ordinary shares for an institutional investor	2
Exercise of share option			1
Ending balance	29		27
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	708,306	3,908	3,908
Issuance of ordinary shares for initial public offering, net of issuance costs		450,081	450,081
Issuance of ordinary shares for conversion of preferred shares			240,432
Issuance of ordinary shares relating to private placement for Genscript		$ 12,000	12,000
Issuance of ordinary shares for an institutional investor	218,298
Exercise of share option	3,280		1,885
Vesting of RSU	200
Ending balance	$ 930,084		$ 708,306
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	266,010,256	200,000,000	200,000,000
Issuance of ordinary shares for initial public offering, net of issuance costs			42,377,500
Issuance of ordinary shares for conversion of preferred shares			20,907,282
Issuance of ordinary shares for private placement by Genscript			1,043,478
Issuance of ordinary shares for an institutional investor	20,809,850
Exercise of share option	2,590,596		1,681,996
Vesting of RSU	17,394
Ending balance	289,428,096		266,010,256
Issuance of ordinary shares for initial public offering, net of issuance costs		$ 4